Accounts Payable	9 Months Ended
Sep. 30, 2023
Accounts Payable [Abstract]
Accounts Payable
10.	Accounts Payable

Accounts payable represent amounts owed to suppliers of goods and services that the Group has consumed through operations. Accounts payable consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Accounts payable	11,854	14,438
Total	11,854	14,438